Financial Assets At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Profit or Loss [Abstract]
Summary of financial assets at fair value through profit or loss

	As of December 31,
	2021	2022
	HK$	HK$
Financial assets at fair value through profit or loss, other than financial asset at fair value through profit or loss under stock loan	2,574,695,685	1,353,611,934
Financial assets at fair value through profit or loss under stock loan	211,331,400	169,583,400

Total financial assets at fair value through profit or loss	2,786,027,085	1,523,195,334

Listed equity shares, at quoted price
—Investment A	1,055,407,260	695,988,462
—Investment B	—	165,462,000
—Investment C	—	4,824

Total listed equity shares, at quoted price	1,055,407,260	861,455,286

Unlisted equity shares
—Investment D	86,195,893	—

	As of December 31,
	2021	2022
	HK$	HK$
—Investment E	21,954,381	—
—Investment F (Note 29 (A)(ii))	1,120,244,487	—
—Investment G	9,979,264	—
—Investment H (Note 29 (A)(ii))	480,700,000	543,000,000
—Investment I	11,545,800	11,630,000
—Investment J	—	1,559,597
—Investment K	—	2,245,766

Total unlisted equity shares	1,730,619,825	558,435,363

Movie income right investments	—	103,304,685

	2,786,027,085	1,523,195,334